INCOME TAXES (Details) (USD $)	Oct. 31, 2011	Oct. 31, 2010
Net operating loss carryforwards-federal	$ 12,994,244	$ 8,038,146
Stock based compensation	1,474,016	1,202,168
Valuation on warrants	(3,241,085)	0
Others	(613,170)	0
Less valuation allowance	(10,614,005)	(9,240,314)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0